Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated Shareholders’	Total
Balance at Dec. 31, 2023		$ 245,733	$ (203,640)	$ 42,093
Balance (in Shares) at Dec. 31, 2023	77,925,095
Stock-based compensation		12,038		12,038
Exercise of options		204		204
Exercise of options (in Shares)	3,184,800
Net loss			(37,121)	(37,121)
Balance at Sep. 30, 2024		257,975	(240,761)	17,214
Balance (in Shares) at Sep. 30, 2024	81,109,895
Balance at Dec. 31, 2024		275,453	(252,957)	22,496
Balance (in Shares) at Dec. 31, 2024	85,749,331
Issuance of ordinary shares and warrants, net of issuance costs		30,758		30,758
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	10,332,031
Conversion of convertible bonds		21,837		21,837
Conversion of convertible bonds (in Shares)	8,233,177
Stock-based compensation		8,093		8,093
Exercise of options		440		440
Exercise of options (in Shares)	4,202,281
Exercise of warrants		493		493
Exercise of warrants (in Shares)	342,682
Net loss			(35,011)	(35,011)
Balance at Sep. 30, 2025		$ 337,074	$ (287,968)	$ 49,106
Balance (in Shares) at Sep. 30, 2025	108,859,502